Equity-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 2.7	$ 1.1	$ 22.2	$ 3.1
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 11.4		$ 11.4
Omnibus Incentive Plan | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					12,600,000
Omnibus Incentive Plan | Class A common stock | Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					633,683